Long-term bank loans	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

9. Long-term bank loans

Long-term bank loans as of December 31, 2010 and 2011 consisted of the following:

	December 31, 2010	December 31, 2011
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.65% per annum (2010: 5.60%)	7,549,791	7,935,374
Due October 18, 2013 at 6.40% per annum	—	39,676,872
Due November 1, 2013 at 7.98% per annum	—	28,567,348
	7,549,791	76,179,594
Loan from China Agriculture Bank
Due March 2, 2012, at 5.40% per annum	19,629,456	—
Due June 1, 2012, at 5.40% per annum	10,569,707	—
Due February 10, 2013, at 6.32% per annum (2010: 5.13%)	41,976,836	158,708
Due February 10, 2013, at 6.32% per annum (2010: 5.32%)	29,293,189	30,789,252
Due February 10, 2013 at 6.32% per annum	—	3,174,150
Due February 10, 2013 at 6.65% per annum	—	1,269,660
Due April 23, 2013, at 6.32% per annum (2010: 5.13%)	12,683,648	13,331,429
Due May 5, 2013, at 6.65% per annum (2010: 5.60%)	15,099,582	12,855,306
Due May 19, 2013, at 6.32% per annum (2010: 5.13%)	11,475,684	12,061,769
	140,728,102	73,640,274

Loan from Guangdong Development Bank
Due January 19, 2013, at 5.85% per annum	—	12,696,599
Due January 24, 2013, at 6.65% per annum	—	2,539,320
Due June 28, 2013, at 7.32% per annum	—	7,935,374
Due June 30, 2013, at 7.32% per annum	—	2,698,027
	—	25,869,320

Loan from Bank of China
Due May 26, 2013, at 7.65% per annum	—	21,425,511
	—	21,425,511

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum	—	5,456,363
	—	5,456,363

Total	148,277,893	202,571,062

Less: current portion of long term bank loans*	(78,064,729)	(129,089,496)

Total long-term bank loans	70,213,164	73,481,566

* Pursuant to the loan contracts, the Group has an obligation to repay the loan in advance if certain sales ratios on real estate property under development that the loan is funding are achieved. Therefore, these loans have been classified as current portion of long-term bank loans as of December 31, 2010 and 2011.

As of December 31, 2011, the contractual maturities of all long term loans were due in 2013. There are no loans with contractual maturities extending past December 31, 2013.

As of December 31, 2011, the Group’s long term bank loans are all denominated in RMB and are mainly secured by the Group’s real estate properties under development with net book value of US$225,196,349 (December 31, 2010: US$301,280,969).

The interest rates of these bank loans are adjustable based on the range of 95% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2011 was 6.78% (December 31, 2010: 5.29%).